Sales	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Sales	Sales

	2023	2022	2021
Manufactured products and services rendered:
Ethanol	247,008	387,124	291,883
Sugar	419,858	188,769	208,365
Energy (*)	35,985	34,919	50,321
Peanut	63,646	63,041	60,939
Sunflower	8,301	14,948	11,282
Cotton	8,383	6,780	2,540
Rice (*)	199,746	188,263	127,272
Fluid milk (UHT)	74,402	76,596	62,875
Powder milk (*)	43,958	84,257	62,728
Other diary products (*)	35,385	37,648	28,834
Services	6,080	10,987	7,309
Rental income	1,210	841	615
Others	43,436	24,199	13,069
	1,187,398	1,118,372	928,032
Agricultural produce and biological assets:
Soybean	42,610	81,757	71,687
Corn	22,490	71,188	59,803
Wheat	7,984	19,915	27,349
Rice	—	3,994	—
Sunflower	7,095	9,885	6,167
Barley	2,826	4,175	1,684
Seeds	428	1,940	1,559
Raw milk	15,081	21,623	16,468
Cattle	3,542	5,039	3,111
Cattle for dairy	6,718	7,543	4,994
Others	2,699	2,293	3,498
	111,473	229,352	196,320
Total sales	1,298,871	1,347,724	1,124,352
(*) Includes sales of mwh of energy, tons rice and crops products produced by third parties for an amount of US$2.4 million, US$22.3 million and US$0.8 million respectively (December 31, 2022: sales of mwh of energy, tons rice and power milk US$2.3 million, US$0.9 million and US$1.3 million, respectively and December 31, 2021: sales of mwh of energy, tons rice and butter US$6.5 million, US$4.4 million and US$0.6 million, respectively).

Commitments to sell commodities at a future date

The Group entered into contracts to sell non-financial instruments, mainly sugar, soybean and corn through sales forward contracts. Those contracts are held for purposes of delivery of the non-financial instrument in accordance with the Group’s expected sales. Accordingly, as the own use exception criteria are met, those contracts are not recorded as derivatives.

The notional amount of these contracts is US$73.5 million as of December 31, 2023 (2022: US$89.9 million; 2021: US$75.9 million) and comprised primarily of 9,225 thousand tons of sugar (US$ 5.2 million), 28,534 thousand m3 of ethanol (US$15.3 million), 539,712 thousand mwh of energy (US$27.6 million), 53,600 thousand tons of soybean (US$17.8 million), 17,208 thousand tons of wheat (US$4.2 million), and 16,155 thousand tons of corn (US$3.1 million) which expire between January and December 2024.